Share Capital - Disclosure of Value of Shares Outstanding (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 29, 2024 $ / shares shares	Apr. 29, 2024 £ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 14, 2023 £ / shares	Nov. 06, 2023 $ / shares	Dec. 31, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares) | shares	76,351,279			242,862,302				242,933,801
Share capital | $	$ 115			$ 92	[1]			$ 100
Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165	$ 0.000165
Issued and fully paid (in shares) | shares	0	128,541,114	128,541,114	106,491,588				106,491,588
Share capital | $	$ 0			$ 18
Ordinary Shares of $0.001551 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.001551	$ 0.001551
Issued and fully paid (in shares) | shares	72,221,843			0
Share capital | $	$ 112			$ 0
Non-voting Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165
Issued and fully paid (in shares) | shares	0			3,986,376				3,986,376
Share capital | $	$ 0			$ 1
Deferred Shares of $0.000469 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | (per share)	$ 0.000469		£ 0.000469			£ 0.000469
Issued and fully paid (in shares) | shares	4,129,436			107,491,490				107,462,989
Share capital | $	$ 3			$ 69
Growth Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165	$ 0.000165		$ 0.000165			$ 0.000165
Issued and fully paid (in shares) | shares	0	25,078,742	25,078,742	24,892,848				24,992,848
Share capital | $	$ 0			$ 4

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information